Convertible Loans (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Apr. 17, 2020	Mar. 19, 2020	Jun. 30, 2021	Mar. 04, 2021	Nov. 20, 2020	Jan. 15, 2020
Convertible Loans (Details) [Line Items]
Convertible loan amount						$ 50
Interest	$ 2
Warrant to purchase (in Shares)			14,000,000	916,316	835,447
bear interest rate		12.00%
Maturity date		Mar. 23, 2021
Securities Purchase Agreement [Member] | Dekel Pharmaceutical Ltd [Member]
Convertible Loans (Details) [Line Items]
Original principal amount		$ 350,000
Purchase value		$ 315,000
ADS [Member]
Convertible Loans (Details) [Line Items]
Conversion Price (in Dollars per share)		$ 24.50
Warrant [Member] | Tranche [Member]
Convertible Loans (Details) [Line Items]
Original principal amount		$ 220,000
Purchase value		$ 198,000
Warrant [Member] | Private Placement [Member]
Convertible Loans (Details) [Line Items]
Warrant to purchase (in Shares)		571
Warrant [Member] | ADS [Member]
Convertible Loans (Details) [Line Items]
Warrant to purchase (in Shares)		4,490
Description of conversion loan		After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ADSs as reported on Nasdaq or any exchange upon which the ADSs or ordinary shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $24.50 per ADS, subject to adjustment.